Share-based payments - Expenses (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development expenses	€ 572	€ 2,985
Sales and marketing expenses	166	467
General and administrative expenses	10,547	3,947
Total	€ 11,285	€ 7,399